Expense Example - Investor A, C, Institutional and Class R - BLACKROCK CAPITAL APPRECIATION FUND, INC.	Jan. 28, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 623
Expense Example, with Redemption, 3 Years	830
Expense Example, with Redemption, 5 Years	1,054
Expense Example, with Redemption, 10 Years	1,696
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	1,900
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	$ 1,545